UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Luminus Management, LLC
Address: 1700 Broadway, 38th Floor
         New York, NY  10019

13F File Number:  028-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Segal
Title:     President
Phone:     212-615-3450

Signature, Place, and Date of Signing:

 /s/    Paul Segal     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $1,083,670 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      312    32000 SH       SOLE                    32000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102    22284  1259701 SH       SOLE                  1259701        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103    15700   520211 SH       SOLE                   520211        0        0
CALPINE CORP                   COM NEW          131347304   130953  9300640 SH       SOLE                  9300640        0        0
CAPSTONE TURBINE CORP          COM              14067D102     1659  1659240 SH       SOLE                  1659240        0        0
CHENIERE ENERGY INC            COM NEW          16411R208     1546   300000 SH  CALL SOLE                   300000        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     1173    69206 SH       SOLE                    69206        0        0
CMS ENERGY CORP                COM              125896100     4149   209664 SH       SOLE                   209664        0        0
CONSOL ENERGY INC              COM              20854P109      984    29000 SH       SOLE                    29000        0        0
CONSOLIDATED EDISON INC        COM              209115104    13685   240000 SH  PUT  SOLE                   240000        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     1246    32739 SH       SOLE                    32739        0        0
COVANTA HLDG CORP              COM              22282E102      365    24000 SH       SOLE                    24000        0        0
DOMINION RES INC VA NEW        COM              25746U109      558    11000 SH       SOLE                    11000        0        0
DTE ENERGY CO                  COM              233331107    17790   362924 SH       SOLE                   362924        0        0
DUKE ENERGY CORP NEW           COM              26441C105      440    22000 SH       SOLE                    22000        0        0
EDISON INTL                    COM              281020107   108736  2842787 SH       SOLE                  2842787        0        0
ENTERGY CORP NEW               COM              29364G103      597     9000 SH       SOLE                     9000        0        0
ESCO TECHNOLOGIES INC          COM              296315104     8044   315468 SH       SOLE                   315468        0        0
EXELON CORP                    COM              30161N101     1589    37300 SH       SOLE                    37300        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206     1008   251973 SH       SOLE                   251973        0        0
FIRSTENERGY CORP               COM              337932107    32100   714764 SH       SOLE                   714764        0        0
GENON ENERGY INC               COM              37244E107    45154 16242709 SH       SOLE                 16242709        0        0
GREAT PLAINS ENERGY INC        COM              391164100    28682  1486104 SH       SOLE                  1486104        0        0
INTEGRYS ENERGY GROUP INC      COM              45822P105    11436   235211 SH       SOLE                   235211        0        0
ITRON INC                      COM              465741106      295    10000 SH       SOLE                    10000        0        0
JINKOSOLAR HLDG CO LTD         SPONSORED ADR    47759T100      632   130157 SH       SOLE                   130157        0        0
JOHNSON CTLS INC               COM              478366107    21851   828619 SH       SOLE                   828619        0        0
MEMC ELECTR MATLS INC          COM              552715104    13830  2639219 SH       SOLE                  2639219        0        0
NATIONAL GRID PLC              SPON ADR NEW     636274300    65874  1328093 SH       SOLE                  1328093        0        0
NEXTERA ENERGY INC             COM              65339F101    10328   191200 SH       SOLE                   191200        0        0
NV ENERGY INC                  COM              67073Y106    73352  4986507 SH       SOLE                  4986507        0        0
ORMAT TECHNOLOGIES INC         COM              686688102     7076   440070 SH       SOLE                   440070        0        0
PATRIOT COAL CORP              COM              70336T104     2340   276625 SH       SOLE                   276625        0        0
PG&E CORP                      COM              69331C108    35036   828279 SH       SOLE                   828279        0        0
PNM RES INC                    COM              69349H107    13670   832000 SH       SOLE                   832000        0        0
PPL CORP                       COM              69351T106   118652  4157389 SH       SOLE                  4157389        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     4312   129223 SH       SOLE                   129223        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     2609  4403700 PRN      SOLE                  4403700        0        0
SOUTHERN CO                    COM              842587107      636    15000 SH       SOLE                    15000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    90973   804000 SH  PUT  SOLE                   804000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4      343   890000 PRN      SOLE                   890000        0        0
TRANSALTA CORP                 COM              89346D107    81249  3732131 SH       SOLE                  3732131        0        0
WALTER ENERGY INC              COM              93317Q105    15423   257000 SH       SOLE                   257000        0        0
WESTAR ENERGY INC              COM              95709T100    36369  1376562 SH       SOLE                  1376562        0        0
XCEL ENERGY INC                COM              98389B100    38630  1564632 SH       SOLE                  1564632        0        0